Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2025		2024	2023

Cash on hand in banks	Ps.	325,409	287,968	383,114

Time deposits		2,935	8,590	166,616

	Ps.	328,344	296,558	549,730